Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Fresenius SE [Member]	Mar. 31, 2014 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 100,429	$ 95,690
Accounts receivable facility	419,250	351,250
Other financial liabilities	56,797	958
Related Party Transaction [Line Items]
Related Party Transaction Rate			1.612%	1.335%
Short-term borrowings and other financial liabilities	157,226	96,648
Short Term Borrowings Due To Related Parties Current Acquisitions	134,314	62,342
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 291,540	$ 158,990